Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2025
Certain risks and concentration
Schedule of consolidated financial information of the Group's VIEs and VIE's subsidiaries excluding the inter company items with the Group's subsidiaries included in the accompanying consolidated financial statements

	December 31,
	2024	2025
	US$	US$
Assets
Current assets
Cash and cash equivalents	74,242	37,127
Restricted cash and cash equivalents	3,620	437
Short-term deposits	301,784	92,221
Restricted short-term deposits	—	5,946
Short-term investments	—	5,566
Accounts receivable, net	11,123	18,639
Amounts due from Group companies	587,774	684,537
Amounts due from related parties	359	9
Prepayments and other current assets	91,610	70,282
Total current assets	1,070,512	914,764

Non-current assets
Investments	414,921	466,063
Long-term deposits and held-to-maturity investments	73,034	135,870
Property and equipment, net	388,178	468,710
Land use rights, net	303,115	301,390
Intangible assets, net	31,913	24,773
Right of use asset, net	3,644	1,982
Other non-current assets	11,594	1,896
Total non-current assets	1,226,399	1,400,684

Total assets	2,296,911	2,315,448

Liabilities
Current liabilities
Accounts payable	67,829	61,976
Deferred revenue	7,637	8,151
Advances from customers	39	18
Income taxes payable	9,986	5,814
Accrued liabilities and other current liabilities	64,427	46,119
Amounts due to Group companies	202,264	172,822
Amounts due to related parties	3,515	3,791
Lease liabilities due within one year	2,070	1,438
Short-term loans	34,853	10,672
Total current liabilities	392,620	310,801

Non-current liabilities
Lease liabilities	1,693	602
Deferred revenue	3,067	3,341
Deferred tax liabilities	9,499	11,745
Total non-current liabilities	14,259	15,688

Total liabilities	406,879	326,489

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$

Net revenues from Group companies	54,280	56,762	62,433
Net revenues from third parties	301,405	220,793	185,077
Total cost and operating expenses	(354,306)	(289,962)	(249,501)
Other items of the consolidated statements of comprehensive income	21,589	23,645	64,149
Net income from continuing operations	22,968	11,238	62,158

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$

Net cash (used in) provided by operating activities with Group companies	(31,888)	36,974	(18,860)
Net cash provided by (used in) operating activities with third parties	58,965	(27,111)	13,593
Net cash provided by (used in) operating activities	27,077	9,863	(5,267)

Net cash (used in) provided by investing activities with Group companies	(129,111)	177,941	(54,389)
Net cash (used in) provided by investing activities with third parties	(82,360)	(96,627)	2,269
Net cash (used in) provided by investing activities	(211,471)	81,314	(52,120)

Net cash provided by (used in) financing activities with Group companies	517	3,950	(4,179)
Net cash (used in) provided by financing activities with third parties	(2,831)	(80,315)	(4,310)
Net cash used in financing activities	(2,314)	(76,365)	(8,489)